UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          November 15, 2010
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:        $539,730
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.


    --------------------------------------------------------------------

                             FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8

                             TITLE                         VALUE   SHRS OR   SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED NONE

APPLE INC                     COM             037833100    7,406    26,102   SH        SHARED-DEFINED  1                 26,102
APPLE INC                     COM             037833100    2,190     7,717   SH        SHARED-DEFINED  2                  7,717
APPLE INC                     COM             037833100      335     1,181   SH        SOLE            NONE      1,181
BECTON DICKINSON & CO         COM             075887109    3,964    53,492   SH        SOLE            NONE     53,492
COLGATE PALMOLIVE CO          COM             194162103   30,171   392,550   SH        SHARED-DEFINED  1                392,550
COLGATE PALMOLIVE CO          COM             194162103    8,952   116,477   SH        SHARED-DEFINED  2                116,477
COLGATE PALMOLIVE CO          COM             194162103   10,539   137,122   SH        SOLE            NONE    137,122
COLGATE PALMOLIVE CO          COM             194162103   13,381   174,100       CALL  SHARED-DEFINED  1                174,100
COLGATE PALMOLIVE CO          COM             194162103    5,465    71,100       CALL  SHARED-DEFINED  2                 71,100
COLGATE PALMOLIVE CO          COM             194162103   20,614   268,200       CALL  SOLE            NONE    268,200
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   15,211   545,600       CALL  SHARED-DEFINED  1                545,600
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    5,041   180,800       CALL  SHARED-DEFINED  2                180,800
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    3,298   118,300       CALL  SOLE            NONE    118,300
DIAGEO P L C                  SPON ADR NEW    25243Q205    4,037    58,500   SH        SOLE            NONE     58,500
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    5,521    75,631   SH        SHARED-DEFINED  1                 75,631
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    1,927    26,401   SH        SHARED-DEFINED  2                 26,401
GOOGLE INC                    CL A            38259P508    5,864    11,153   SH        SHARED-DEFINED  1                 11,153
GOOGLE INC                    CL A            38259P508    1,727     3,285   SH        SHARED-DEFINED  2                  3,285
GOOGLE INC                    CL A            38259P508      264       502   SH        SOLE            NONE        502
IAC INTERACTIVECORP           COM PAR $.001   44919P508      200     7,614   SH        SOLE            NONE      7,614
INTERVAL LEISURE GROUP INC    COM             46113M108   12,927   959,709   SH        SHARED-DEFINED  1                959,709
INTERVAL LEISURE GROUP INC    COM             46113M108    4,621   343,076   SH        SHARED-DEFINED  2                343,076
ISHARES INC                   MSCI SINGAPORE  464286673    8,651   654,400   SH        SHARED-DEFINED  1                654,400
ISHARES INC                   MSCI SINGAPORE  464286673    2,550   192,900   SH        SHARED-DEFINED  2                192,900
JOHNSON & JOHNSON             COM             478160104    4,420    71,334   SH        SOLE            NONE     71,334
JOHNSON & JOHNSON             COM             478160104   31,073   501,500       CALL  SHARED-DEFINED  1                501,500
JOHNSON & JOHNSON             COM             478160104   11,035   178,100       CALL  SHARED-DEFINED  2                178,100
JOHNSON & JOHNSON             COM             478160104   12,392   200,000       CALL  SOLE            NONE    200,000
KRAFT FOODS INC               CL A            50075N104    4,172   135,200       CALL  SHARED-DEFINED  1                135,200
KRAFT FOODS INC               CL A            50075N104    1,389    45,000       CALL  SHARED-DEFINED  2                 45,000
MASTERCARD INC                CL A            57636Q104   50,310   224,598   SH        SHARED-DEFINED  1                224,598
MASTERCARD INC                CL A            57636Q104   14,842    66,260   SH        SHARED-DEFINED  2                 66,260
MASTERCARD INC                CL A            57636Q104   98,516   439,803   SH        SOLE            NONE    439,803
MCDONALDS CORP                COM             580135101    4,862    65,252   SH        SOLE            NONE     65,252
MEAD JOHNSON NUTRITION CO     COM             582839106    9,429   165,689   SH        SHARED-DEFINED  1                165,689
MEAD JOHNSON NUTRITION CO     COM             582839106    2,761    48,510   SH        SHARED-DEFINED  2                 48,510
PFIZER INC                    COM             717081103    3,561   207,411   SH        SOLE            NONE    207,411
PHILIP MORRIS INTL INC        COM             718172109    8,545   152,537   SH        SOLE            NONE    152,537
PHILIP MORRIS INTL INC        COM             718172109   23,019   410,900       CALL  SHARED-DEFINED  1                410,900
PHILIP MORRIS INTL INC        COM             718172109   10,033   179,100       CALL  SHARED-DEFINED  2                179,100
PHILIP MORRIS INTL INC        COM             718172109    9,327   166,500       CALL  SOLE            NONE    166,500
PRIMERICA INC                 COM             74164M108   18,572   913,057   SH        SHARED-DEFINED  1                913,057
PRIMERICA INC                 COM             74164M108    5,481   269,463   SH        SHARED-DEFINED  2                269,463
PRIMERICA INC                 COM             74164M108    5,573   273,980   SH        SOLE            NONE    273,980
UNILEVER N V                  N Y SHS NEW     904784709    3,781   126,546   SH        SOLE            NONE    126,546
VISA INC                      COM CL A        92826C839   20,249   272,679   SH        SHARED-DEFINED  1                272,679
VISA INC                      COM CL A        92826C839    5,967    80,356   SH        SHARED-DEFINED  2                 80,356
VISA INC                      COM CL A        92826C839    5,563    74,912   SH        SOLE            NONE     74,912










SK 21739 0002 1144470